Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks	$ 171,806	$ 169,445
Amounts due from banks	28,206	14,671
Receivables from securities financing transactions measured at amortized cost	74,128	67,814
Cash collateral receivables on derivative instruments	32,300	35,033
Loans and advances to customers	405,633	390,027
Other financial assets measured at amortized cost	54,334	53,389
Total financial assets measured at amortized cost	766,407	730,379
Financial assets at fair value held for trading	135,098	108,034
of which: assets pledged as collateral that may be sold or repledged by counterparties	44,524	36,742
Derivative financial instruments	131,728	150,109
Brokerage receivables	20,883	17,576
Financial assets at fair value not held for trading	63,754	59,408
Total financial assets measured at fair value through profit or loss	351,463	335,127
Financial assets measured at fair value through other comprehensive income	2,233	2,239
Investments in associates	983	1,101
Property, equipment and software	11,044	11,316
Goodwill and intangible assets	6,265	6,267
Deferred tax assets	9,244	9,354
Other non-financial assets	8,377	9,652
Total assets	1,156,016	1,105,436
Liabilities
Amounts due to banks	16,720	11,596
Payables from securities financing transactions measured at amortized cost	5,782	4,202
Cash collateral payables on derivative instruments	34,886	36,436
Customer deposits	555,673	527,171
Funding from UBS Group AG measured at amortized cost	67,282	56,147
Debt issued measured at amortized cost	69,784	59,499
Other financial liabilities measured at amortized cost	12,713	10,391
Total financial liabilities measured at amortized cost	762,840	705,442
Financial liabilities at fair value held for trading	31,712	29,515
Derivative financial instruments	140,707	154,906
Brokerage payables designated at fair value	42,275	45,085
Debt issued designated at fair value	86,341	71,842
Other financial liabilities designated at fair value	27,366	32,033
Total financial liabilities measured at fair value through profit or loss	328,401	333,382
Provisions	2,524	3,183
Other non-financial liabilities	6,682	6,489
Total liabilities	1,100,448	1,048,496
Equity
Share capital	386	338
Share premium	24,638	24,648
Retained earnings	28,235	31,746
Other comprehensive income recognized directly in equity, net of tax	1,974	(133)
Equity attributable to shareholders	55,234	56,598
Equity attributable to non-controlling interests	335	342
Total equity	55,569	56,940
Total liabilities and equity	$ 1,156,016	$ 1,105,436